PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Turnongreen Inc [Member]
PROPERTY AND EQUIPMENT

6. PROPERTY AND EQUIPMENT

At June 30, 2022 and December 31, 2021, property and equipment consist of the following:

	June 30, 2022	December 31, 2021
Machinery and equipment	$667,000	$679,000
Computers	-	484,000
Office furniture and equipment	66,000	160,000
Leasehold improvements	73,000	89,000
EV chargers	64,000	-
	870,000	1,412,000
Less: accumulated depreciation and amortization	(643,000)	(1,301,000)
Property and equipment, net	$227,000	$111,000

Depreciation and amortization expense related to property and equipment was $24,000 and $30,000 for the three and six months ended June 30, 2022, respectively, and was $6,000 and $13,000 for the three and six months ended June 30, 2021, respectively.

6. PROPERTY AND EQUIPMENT

At December 31, 2021 and 2020, property and equipment consist of the following:

	December 31,
	2021	2020
Machinery and equipment	$679,000	$661,000
Computers	484,000	484,000
Office furniture and equipment	160,000	160,000
Leasehold improvements	89,000	89,000
	1,412,000	1,394,000
Less: accumulated depreciation and amortization	(1,301,000)	(1,276,000)
Property and equipment, net	$111,000	$118,000

Depreciation and amortization expense related to property and equipment was $25,000 and $33,000 for the years ended December 31, 2021 and 2020, respectively.